Fair value measurements - Schedule of movements in Level 3 financial instruments (Detail) - Recurring [Member] - Level 3 [Member] - JPY (¥) ¥ in Billions		3 Months Ended		6 Months Ended
		Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Assets [Abstract]
Beginning balance, Assets		¥ 632	¥ 497	¥ 577	¥ 479
Total gains (losses) recognized in net revenue, Assets	[1]	(8)	(11)	5	(23)
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	180	109	333	216
Sales/ redemptions, Assets	[2]	(181)	(68)	(328)	(157)
Settlements, Assets		11	5	5	(14)
Foreign exchange movements, Assets		(2)	12	(19)	29
Transfers into Level 3, Assets		33	21	91	38
Transfers out of Level 3, Assets		(26)	(12)	(25)	(15)
Ending balance, Assets		639	553	639	553
Liabilities [Abstract]
Beginning balance, Liabilities		605	498	566	450
Total gains (losses) recognized in net revenue, Liabilities	[1]	3	2	2	(4)
Total gains (losses) recognized in other comprehensive income, Liabilities		1	1	1	1
Purchases/ issues, Liabilities	[2]	83	87	176	148
Sales/ redemptions, Liabilities	[2]	(98)	(47)	(154)	(77)
Settlements, Liabilities
Foreign exchange movements, Liabilities		0	1	(1)	2
Transfers into Level 3, Liabilities		12	19	38	41
Transfers out of Level 3, Liabilities		(20)	(49)	(44)	(61)
Ending balance, Liabilities		578	506	578	506
Trading assets and private equity investments [Member]
Assets [Abstract]
Beginning balance, Assets		353	268	299	260
Total gains (losses) recognized in net revenue, Assets	[1]	(1)	4	(1)	5
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	142	100	283	196
Sales/ redemptions, Assets	[2]	(117)	(56)	(243)	(146)
Settlements, Assets
Foreign exchange movements, Assets		(2)	7	(10)	14
Transfers into Level 3, Assets		20	13	71	24
Transfers out of Level 3, Assets		(23)	(18)	(27)	(35)
Ending balance, Assets		372	318	372	318
Trading assets and private equity investments [Member] | Equities [Member]
Assets [Abstract]
Beginning balance, Assets		12	21	13	21
Total gains (losses) recognized in net revenue, Assets	[1]	0	0	0	0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	0	1	0	2
Sales/ redemptions, Assets	[2]	0	(3)	(1)	(6)
Settlements, Assets
Foreign exchange movements, Assets		0	0	0	1
Transfers into Level 3, Assets		0	2	0	3
Transfers out of Level 3, Assets		(2)	(1)	(2)	(1)
Ending balance, Assets		10	20	10	20
Trading assets and private equity investments [Member] | Private equity investments [Member]
Assets [Abstract]
Beginning balance, Assets		26	9	26	3
Total gains (losses) recognized in net revenue, Assets	[1]	1	0	2	0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	0	1	0	7
Sales/ redemptions, Assets	[2]	(1)	0	(1)	0
Settlements, Assets
Foreign exchange movements, Assets		0	0	(1)	0
Transfers into Level 3, Assets
Transfers out of Level 3, Assets
Ending balance, Assets		26	10	26	10
Trading assets and private equity investments [Member] | Japanese agency and municipal securities [Member]
Assets [Abstract]
Beginning balance, Assets		1	1	1	1
Total gains (losses) recognized in net revenue, Assets	[1]	0	0	0	0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]			0
Sales/ redemptions, Assets	[2]	0	0	0	0
Settlements, Assets
Foreign exchange movements, Assets
Transfers into Level 3, Assets
Transfers out of Level 3, Assets
Ending balance, Assets		1	1	1	1
Trading assets and private equity investments [Member] | Foreign government, agency and municipal securities [Member]
Assets [Abstract]
Beginning balance, Assets		6	5	5	6
Total gains (losses) recognized in net revenue, Assets	[1]	0	0	0	0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	7	2	16	7
Sales/ redemptions, Assets	[2]	(8)	(4)	(16)	(10)
Settlements, Assets
Foreign exchange movements, Assets		0	0	0	0
Transfers into Level 3, Assets		1	0	2	0
Transfers out of Level 3, Assets		0	0	(1)	0
Ending balance, Assets		6	3	6	3
Trading assets and private equity investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets [Abstract]
Beginning balance, Assets		195	142	160	139
Total gains (losses) recognized in net revenue, Assets	[1]	0	2	(1)	4
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	22	21	39	50
Sales/ redemptions, Assets	[2]	(41)	(6)	(60)	(30)
Settlements, Assets
Foreign exchange movements, Assets		(1)	4	(6)	7
Transfers into Level 3, Assets		19	8	63	16
Transfers out of Level 3, Assets		(17)	(17)	(18)	(32)
Ending balance, Assets		177	154	177	154
Trading assets and private equity investments [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets [Abstract]
Beginning balance, Assets		2	3	2	2
Total gains (losses) recognized in net revenue, Assets	[1]	0	0	0	0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	0		0	1
Sales/ redemptions, Assets	[2]		(2)	0	(2)
Settlements, Assets
Foreign exchange movements, Assets
Transfers into Level 3, Assets		0	0	0	0
Transfers out of Level 3, Assets				0
Ending balance, Assets		2	1	2	1
Trading assets and private equity investments [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets [Abstract]
Beginning balance, Assets		3	1	3	0
Total gains (losses) recognized in net revenue, Assets	[1]	0	0	(1)	0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	31	6	33	7
Sales/ redemptions, Assets	[2]	(7)	0	(8)	0
Settlements, Assets
Foreign exchange movements, Assets		0	0	0	0
Transfers into Level 3, Assets
Transfers out of Level 3, Assets		(1)		(1)
Ending balance, Assets		26	7	26	7
Trading assets and private equity investments [Member] | Real estate-backed securities [Member]
Assets [Abstract]
Beginning balance, Assets		80	63	69	63
Total gains (losses) recognized in net revenue, Assets	[1]	1	0	4	0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	64	46	106	90
Sales/ redemptions, Assets	[2]	(42)	(20)	(74)	(66)
Settlements, Assets
Foreign exchange movements, Assets		0	2	(2)	4
Transfers into Level 3, Assets
Transfers out of Level 3, Assets
Ending balance, Assets		103	91	103	91
Trading assets and private equity investments [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets [Abstract]
Beginning balance, Assets		27	22	19	24
Total gains (losses) recognized in net revenue, Assets	[1]	(3)	2	(5)	1
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	10	20	81	29
Sales/ redemptions, Assets	[2]	(10)	(18)	(74)	(29)
Settlements, Assets
Foreign exchange movements, Assets		0	1	(1)	2
Transfers into Level 3, Assets		0	3	6	5
Transfers out of Level 3, Assets		(3)	0	(5)	(2)
Ending balance, Assets		21	30	21	30
Trading assets and private equity investments [Member] | Investment trust funds and other [Member]
Assets [Abstract]
Beginning balance, Assets		1	1	1	1
Total gains (losses) recognized in net revenue, Assets	[1]	0	0	0	0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	8	3	8	3
Sales/ redemptions, Assets	[2]	(8)	(3)	(9)	(3)
Settlements, Assets
Foreign exchange movements, Assets		(1)	0	0	0
Transfers into Level 3, Assets		0		0
Transfers out of Level 3, Assets				0
Ending balance, Assets		0	1	0	1
Equity contracts [Member]
Assets [Abstract]
Beginning balance, Assets	[3]	2	(3)	(8)	(1)
Total gains (losses) recognized in net revenue, Assets	[1],[3]	4	(8)	7	(10)
Total gains (losses) recognized in other comprehensive income, Assets	[3]
Purchases/ issues, Assets	[2],[3]
Sales/ redemptions, Assets	[2],[3]
Settlements, Assets	[3]	0	1	0	(4)
Foreign exchange movements, Assets	[3]	0	(1)	0	(1)
Transfers into Level 3, Assets	[3]	0	(4)	3	(3)
Transfers out of Level 3, Assets	[3]	10	2	14	6
Ending balance, Assets	[3]	16	(13)	16	(13)
Interest rate contracts [Member]
Assets [Abstract]
Beginning balance, Assets	[3]	(54)	(64)	(54)	(53)
Total gains (losses) recognized in net revenue, Assets	[1],[3]	(4)	(3)	5	(11)
Total gains (losses) recognized in other comprehensive income, Assets	[3]
Purchases/ issues, Assets	[2],[3]
Sales/ redemptions, Assets	[2],[3]
Settlements, Assets	[3]	10	4	1	(10)
Foreign exchange movements, Assets	[3]	0	0	0	1
Transfers into Level 3, Assets	[3]	0	6	1	6
Transfers out of Level 3, Assets	[3]	2	4	1	14
Ending balance, Assets	[3]	(46)	(53)	(46)	(53)
Credit contracts [Member]
Assets [Abstract]
Beginning balance, Assets	[3]	(9)	3	(8)	2
Total gains (losses) recognized in net revenue, Assets	[1],[3]	(2)	(3)	(3)	(2)
Total gains (losses) recognized in other comprehensive income, Assets	[3]
Purchases/ issues, Assets	[2],[3]
Sales/ redemptions, Assets	[2],[3]
Settlements, Assets	[3]	(2)	(1)	(1)	(1)
Foreign exchange movements, Assets	[3]	0	0	0	0
Transfers into Level 3, Assets	[3]	(10)	0	(11)	0
Transfers out of Level 3, Assets	[3]	0	(1)	0	(1)
Ending balance, Assets	[3]	(23)	(2)	(23)	(2)
Foreign exchange contracts [Member]
Assets [Abstract]
Beginning balance, Assets	[3]	15	24	20	27
Total gains (losses) recognized in net revenue, Assets	[1],[3]	(6)	(2)	(13)	(6)
Total gains (losses) recognized in other comprehensive income, Assets	[3]
Purchases/ issues, Assets	[2],[3]
Sales/ redemptions, Assets	[2],[3]
Settlements, Assets	[3]	3	1	5	1
Foreign exchange movements, Assets	[3]	0	1	(1)	2
Transfers into Level 3, Assets	[3]	0		0
Transfers out of Level 3, Assets	[3]	1	1	2	1
Ending balance, Assets	[3]	13	25	13	25
Commodity contracts [Member]
Assets [Abstract]
Beginning balance, Assets	[3]	0	0	0
Total gains (losses) recognized in net revenue, Assets	[1],[3]	0	0	0	0
Total gains (losses) recognized in other comprehensive income, Assets	[3]
Purchases/ issues, Assets	[2],[3]
Sales/ redemptions, Assets	[2],[3]
Settlements, Assets	[3]	0		0
Foreign exchange movements, Assets	[3]	0	0	0	0
Transfers into Level 3, Assets	[3]
Transfers out of Level 3, Assets	[3]
Ending balance, Assets	[3]	0	0	0	0
Derivatives, net [Member]
Assets [Abstract]
Beginning balance, Assets	[3]	(46)	(40)	(50)	(25)
Total gains (losses) recognized in net revenue, Assets	[1],[3]	(8)	(16)	(4)	(29)
Total gains (losses) recognized in other comprehensive income, Assets	[3]
Purchases/ issues, Assets	[2],[3]
Sales/ redemptions, Assets	[2],[3]
Settlements, Assets	[3]	11	5	5	(14)
Foreign exchange movements, Assets	[3]	0	0	(1)	2
Transfers into Level 3, Assets	[3]	(10)	2	(7)	3
Transfers out of Level 3, Assets	[3]	13	6	17	20
Ending balance, Assets	[3]	(40)	(43)	(40)	(43)
Subtotal [Member]
Assets [Abstract]
Beginning balance, Assets		307	228	249	235
Total gains (losses) recognized in net revenue, Assets	[1]	(9)	(12)	(5)	(24)
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	142	100	283	196
Sales/ redemptions, Assets	[2]	(117)	(56)	(243)	(146)
Settlements, Assets		11	5	5	(14)
Foreign exchange movements, Assets		(2)	7	(11)	16
Transfers into Level 3, Assets		10	15	64	27
Transfers out of Level 3, Assets		(10)	(12)	(10)	(15)
Ending balance, Assets		332	275	332	275
Loans and receivables [Member]
Assets [Abstract]
Beginning balance, Assets		126	87	129	70
Total gains (losses) recognized in net revenue, Assets	[1]	0	1	1	0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	33	9	43	18
Sales/ redemptions, Assets	[2]	(48)	(12)	(58)	(11)
Settlements, Assets
Foreign exchange movements, Assets		0	2	(5)	5
Transfers into Level 3, Assets		21		21	5
Transfers out of Level 3, Assets		(16)		(15)
Ending balance, Assets		116	87	116	87
Collateralized agreements [Member]
Assets [Abstract]
Beginning balance, Assets		26	5	33	5
Total gains (losses) recognized in net revenue, Assets	[1]	0	0	0	0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]
Sales/ redemptions, Assets	[2]	(16)		(26)
Settlements, Assets
Foreign exchange movements, Assets		0	0	(1)	0
Transfers into Level 3, Assets		2	6	6	6
Transfers out of Level 3, Assets
Ending balance, Assets		12	11	12	11
Other [Member]
Assets [Abstract]
Beginning balance, Assets		173	177	166	169
Total gains (losses) recognized in net revenue, Assets	[1]	1	0	9	1
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	5	0	7	2
Sales/ redemptions, Assets	[2]	0	0	(1)	0
Settlements, Assets
Foreign exchange movements, Assets		0	3	(2)	8
Transfers into Level 3, Assets			0		0
Transfers out of Level 3, Assets
Ending balance, Assets		179	180	179	180
Trading liabilities [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		4	1	0	1
Total gains (losses) recognized in net revenue, Liabilities	[1]	0	0	0	0
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]	0	10	4	20
Sales/ redemptions, Liabilities	[2]	(1)	(10)	(1)	(20)
Settlements, Liabilities
Foreign exchange movements, Liabilities		0	0	0	0
Transfers into Level 3, Liabilities			0	0	0
Transfers out of Level 3, Liabilities			0	0	0
Ending balance, Liabilities		3	1	3	1
Trading liabilities [Member] | Equities [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		0	1	0	1
Total gains (losses) recognized in net revenue, Liabilities	[1]	0	0	0	0
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]	0	9	0	19
Sales/ redemptions, Liabilities	[2]	0	(10)	0	(20)
Settlements, Liabilities
Foreign exchange movements, Liabilities		0	0	0	0
Transfers into Level 3, Liabilities			0	0	0
Transfers out of Level 3, Liabilities			0	0	0
Ending balance, Liabilities		0	0	0	0
Trading liabilities [Member] | Foreign government, agency and municipal securities [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		0		0
Total gains (losses) recognized in net revenue, Liabilities	[1]	0		0
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]
Sales/ redemptions, Liabilities	[2]
Settlements, Liabilities
Foreign exchange movements, Liabilities		0		0
Transfers into Level 3, Liabilities
Transfers out of Level 3, Liabilities
Ending balance, Liabilities		0		0
Trading liabilities [Member] | Bank and corporate debt securities [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		1	0	0	0
Total gains (losses) recognized in net revenue, Liabilities	[1]	0	0	0	0
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]	0	1	1	1
Sales/ redemptions, Liabilities	[2]	0	0	0	0
Settlements, Liabilities
Foreign exchange movements, Liabilities		0	0	0	0
Transfers into Level 3, Liabilities
Transfers out of Level 3, Liabilities			0		0
Ending balance, Liabilities		1	1	1	1
Trading liabilities [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		3			0
Total gains (losses) recognized in net revenue, Liabilities	[1]
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]			3
Sales/ redemptions, Liabilities	[2]	(1)		(1)	0
Settlements, Liabilities
Foreign exchange movements, Liabilities		0			0
Transfers into Level 3, Liabilities
Transfers out of Level 3, Liabilities
Ending balance, Liabilities		2		2
Trading liabilities [Member] | Investment trust funds and other [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		0			0
Total gains (losses) recognized in net revenue, Liabilities	[1]
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]		0	0	0
Sales/ redemptions, Liabilities	[2]	0	0	0	0
Settlements, Liabilities
Foreign exchange movements, Liabilities		0	0	0	0
Transfers into Level 3, Liabilities			0	0	0
Transfers out of Level 3, Liabilities					0
Ending balance, Liabilities		0	0	0	0
Short-term borrowings [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		43	33	31	17
Total gains (losses) recognized in net revenue, Liabilities	[1]	1	0	1	(1)
Total gains (losses) recognized in other comprehensive income, Liabilities		0	0	0	0
Purchases/ issues, Liabilities	[2]	10	16	30	28
Sales/ redemptions, Liabilities	[2]	(25)	(5)	(30)	(9)
Settlements, Liabilities
Foreign exchange movements, Liabilities		0	0	0	1
Transfers into Level 3, Liabilities		0	8	0	16
Transfers out of Level 3, Liabilities		(2)	(10)	(5)	(12)
Ending balance, Liabilities		25	42	25	42
Payables and deposits [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		2	0	0	(1)
Total gains (losses) recognized in net revenue, Liabilities	[1]	0	0	0	0
Total gains (losses) recognized in other comprehensive income, Liabilities		0		0
Purchases/ issues, Liabilities	[2]	5	0	6	0
Sales/ redemptions, Liabilities	[2]		(1)	0	0
Settlements, Liabilities
Foreign exchange movements, Liabilities		0		0
Transfers into Level 3, Liabilities		0		1
Transfers out of Level 3, Liabilities
Ending balance, Liabilities		7	(1)	7	(1)
Collateralized financing [Member]
Liabilities [Abstract]
Beginning balance, Liabilities			3		3
Total gains (losses) recognized in net revenue, Liabilities	[1]
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]
Sales/ redemptions, Liabilities	[2]		(1)		(1)
Settlements, Liabilities
Foreign exchange movements, Liabilities			1		1
Transfers into Level 3, Liabilities
Transfers out of Level 3, Liabilities
Ending balance, Liabilities			3		3
Long-term borrowings [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		556	461	535	429
Total gains (losses) recognized in net revenue, Liabilities	[1]	2	2	1	(3)
Total gains (losses) recognized in other comprehensive income, Liabilities		1	1	1	1
Purchases/ issues, Liabilities	[2]	68	61	136	100
Sales/ redemptions, Liabilities	[2]	(72)	(30)	(123)	(46)
Settlements, Liabilities
Foreign exchange movements, Liabilities		0	0	(1)	0
Transfers into Level 3, Liabilities		12	11	37	25
Transfers out of Level 3, Liabilities		(18)	(39)	(39)	(49)
Ending balance, Liabilities		543	461	543	461
Other liabilities [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		0	0	0	1
Total gains (losses) recognized in net revenue, Liabilities	[1]	0	0	0	0
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]		0		0
Sales/ redemptions, Liabilities	[2]		0		(1)
Settlements, Liabilities
Foreign exchange movements, Liabilities		0	0	0	0
Transfers into Level 3, Liabilities			0		0
Transfers out of Level 3, Liabilities
Ending balance, Liabilities		¥ 0	¥ 0	¥ 0	¥ 0

[1]	Includes gains and losses reported primarily within Net gain on trading, Gain on private equity investments, and also within Gain (loss) on investments in equity securities, Revenue-Other and Non-interest expenses-Other, Interest and dividends and Interest expense in the consolidated statements of income.
[2]	Amounts reported in Purchases / issues include increases in trading liabilities while Sales / redemptions include decreases in trading liabilities.
[3]	Each derivative classification includes derivatives with multiple risk underlyings. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government debt securities.